John Hancock Variable Insurance Trust
Supplement dated December 2, 2011
to the Prospectus dated May 2, 2011
Fundamental Holdings Trust
Global Diversification Trust
Core Balanced Strategy Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Each Lifecycle Trust
Each Lifestyle Trust
Each Lifestyle PS Series (“the Funds”)
The sections “Management — Portfolio Managers” and “Management — Portfolio Managers — John Hancock Asset Management (North America)” are amended as follows:
Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.
Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust
Supplement dated December 2, 2011
to the SAI dated May 2, 2011
Fundamental Holdings Trust
Global Diversification Trust
Core Balanced Strategy Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Each Lifecycle Trust
Each Lifestyle Trust
Each Lifestyle PS Series (“the Funds”)
The section APPENDIX III — PORTFOLIO MANAGER INFORMATION — John Hancock Asset Management (North America)” is amended as follows:
Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.
Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.